SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Jul. 31, 2024
SHARE CAPITAL AND RESERVES
Disclosure of information about warrant activity
Flow-through shares premium liability	2024	2023
Balance as at August 1	$–	$–
Flow-through shares issuance with premium recognition	62,778	–
Recognition in income	(62,778)	–
Balance as at July 31	$-	$–

Disclosure of information about Stock option
	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2022	-	$-
Issued	2,750,000	0.20
Balance, July 31, 2023	2,750,000	$0.20
Issued	1,538,889	0.18
Exercised	(3,400,000)	0.19
Balance, July 31, 2024	888,889	$0.20
	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2022	995,700	$0.20
Granted	3,204,300	0.20
Balance, July 31, 2023 and 2024	4,200,000	$0.20

Disclosure of information about stock options outstanding
	Outstanding Options	Exercise Price
October 31, 2027	3,204,300	$0.20
January 11, 2032	995,700	$0.20